FAIR VALUE MEASUREMENTS, Level 3 Fair Value Measurement Inputs (Details) - Warrants [Member]	Sep. 30, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 07, 2020 $ / shares
Stock Price [Member]
Fair Value Measurements [Abstract]
Measurement input	9.92	10.00	10.00
Exercise Price [Member]
Fair Value Measurements [Abstract]
Measurement input	11.50	11.50	11.50
Risk-free Interest Rate [Member]
Fair Value Measurements [Abstract]
Measurement input	0.98	0.36	0.40
Expected Volatility [Member]
Fair Value Measurements [Abstract]
Measurement input	22.8	21.21	17.76
Probability of Business Combination [Member]
Fair Value Measurements [Abstract]
Measurement input	8.00	80.0	80.0